Schedule of Investments (unaudited)	iShares® U.S. Healthcare Providers ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Facilities — 11.2%
Acadia Healthcare Co. Inc.(a)	164,888	$10,008,702
Brookdale Senior Living Inc.(a)(b)	339,372	1,751,160
Cano Health Inc.(a)(b)	331,709	2,955,527
Community Health Systems Inc.(a)	227,359	3,026,148
Encompass Health Corp.	182,360	11,900,814
Ensign Group Inc. (The)	96,275	8,083,249
Hanger Inc.(a)	67,327	1,220,638
HCA Healthcare Inc.	232,675	59,778,861
Joint Corp. (The)(a)	26,388	1,733,428
National HealthCare Corp.	24,849	1,688,241
Pennant Group Inc. (The)(a)(b)	49,531	1,143,175
Select Medical Holdings Corp.	194,481	5,717,741
Surgery Partners Inc.(a)	64,797	3,460,808
Tenet Healthcare Corp.(a)	196,349	16,039,750
U.S. Physical Therapy Inc.	23,640	2,258,802
Universal Health Services Inc., Class B	134,020	17,377,033
		148,144,077
Health Care Services — 36.6%
1Life Healthcare Inc.(a)(b)	311,853	5,479,257
Accolade Inc.(a)(b)	106,186	2,799,063
Addus HomeCare Corp.(a)	29,160	2,726,752
Agiliti Inc.(a)	50,131	1,161,034
Agilon Health Inc.(a)(b)	86,487	2,335,149
Amedisys Inc.(a)	59,775	9,676,377
Apollo Medical Holdings Inc.(a)(b)	69,348	5,095,691
Castle Biosciences Inc.(a)	43,078	1,846,754
Chemed Corp.(b)	28,217	14,927,922
Cigna Corp.	268,544	61,665,759
CorVel Corp.(a)	17,195	3,576,560
CVS Health Corp.	1,814,359	187,169,274
DaVita Inc.(a)	119,533	13,598,074
Fulgent Genetics Inc.(a)(b)	35,501	3,571,046
Guardant Health Inc.(a)(b)	186,323	18,636,027
Hims & Hers Health Inc.(a)	225,539	1,477,280
Laboratory Corp. of America Holdings(a)	175,407	55,114,634
LHC Group Inc.(a)(b)	58,088	7,971,416
MEDNAX Inc.(a)	158,282	4,306,853
ModivCare Inc.(a)(b)	22,556	3,344,829
Oak Street Health Inc.(a)(b)	256,251	8,492,158
Option Care Health Inc.(a)(b)	254,078	7,225,978
Premier Inc., Class A	223,442	9,199,107
Privia Health Group Inc.(a)(b)	48,746	1,261,059
Quest Diagnostics Inc.	224,849	38,901,126
R1 RCM Inc.(a)	244,515	6,232,687
RadNet Inc.(a)	81,204	2,445,052
Signify Health Inc., Class A(a)(b)	43,682	621,158
Tivity Health Inc.(a)(b)	81,068	2,143,438
		483,001,514
Health Care Technology — 6.2%
American Well Corp., Class A(a)	358,192	2,163,480
Certara Inc.(a)(b)	190,511	5,414,323
Change Healthcare Inc.(a)	462,560	9,889,533

Security	Shares	Value

Health Care Technology (continued)
Doximity Inc., Class A(a)(b)	89,403	$4,481,772
GoodRx Holdings Inc., Class A(a)(b)	117,761	3,848,430
Health Catalyst Inc.(a)(b)	95,305	3,775,984
HealthStream Inc.(a)	46,228	1,218,570
Inspire Medical Systems Inc.(a)	50,151	11,537,739
Multiplan Corp.(a)(b)	444,066	1,967,212
Phreesia Inc.(a)(b)	93,468	3,893,877
Schrodinger Inc.(a)	85,897	2,991,793
Sema4 Holdings Corp.(a)	228,672	1,019,877
Sharecare Inc.(a)	527,615	2,368,991
Tabula Rasa HealthCare Inc.(a)(b)	43,321	649,815
Teladoc Health Inc.(a)(b)	293,420	26,941,824
		82,163,220
Life Sciences Tools & Services — 0.6%
NeoGenomics Inc.(a)	225,825	7,705,149

Managed Health Care — 45.3%
Anthem Inc.	266,279	123,430,968
Centene Corp.(a)(b)	756,618	62,345,323
Clover Health Investments Corp.(a)(b)	499,376	1,857,679
HealthEquity Inc.(a)	153,213	6,778,143
Humana Inc..	127,043	58,930,166
Magellan Health Inc.(a)	42,615	4,047,999
Molina Healthcare Inc.(a)	107,002	34,035,196
Progyny Inc.(a)(b)	127,756	6,432,514
Triple-S Management Corp.(a)	43,925	1,567,244
UnitedHealth Group Inc..	596,115	299,333,186
		598,758,418
Total Common Stocks — 99.9%
(Cost: $1,083,631,801)		1,319,772,378

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	53,062,717	53,078,636
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	720,000	720,000
		53,798,636
Total Short -Term Investments — 4.1%
(Cost: $53,785,789)		53,798,636

Total Investments in Securities — 104.0%
(Cost: $1,137,417,590)		1,373,571,014

Other Assets, Less Liabilities — (4.0)%		(53,324,851)

Net Assets — 100.0%		$1,320,246,163

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Healthcare Providers ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$59,045,877	$—	$(5,957,650	)(a)	$(3,882)	$(5,709)	$53,078,636	53,062,717	$103,619	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,150,000	—	(430,000	)(a)	—	—	720,000	720,000	59		—
					$(3,882)	$(5,709)	$53,798,636		$103,678		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	1	03/18/22	$142	$3,467

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Healthcare Providers ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$1,319,772,378	$—	$—	$1,319,772,378
Money Market Funds	53,798,636	—	—	53,798,636
	$1,373,571,014	$—	$—	$1,373,571,014

Derivative financial instruments(a)
Assets
Futures Contracts	$3,467	$—	$—	$3,467

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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